Significant Accounting Policies - Reclassifications in Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ (3,632)	$ (3,622)	$ (5,137)
Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	3,632	3,622	5,137
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ 3,632	$ 3,622	3,694
Accelerated amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives			$ 1,443